Significant transactions and events - Analyses of cash flows on Frame Acquisition (Details) € in Thousands	9 Months Ended
Sep. 30, 2022 EUR (€)
Significant transactions and events
Payment of consideration in cash and cash equivalents	€ (585)
Transaction costs of the acquisition (included in cash flows from operating activities)	(500)
Frame Pharmaceuticals B.V., Amsterdam, Netherlands
Significant transactions and events
Payment of consideration in cash and cash equivalents	(585)
Cash acquired with the subsidiary (included in cash flows from investing activities)	€ 308